DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 98.1%
55,032	Franklin FTSE Australia ETF	$ 1,769,703
24,217	Franklin FTSE Brazil ETF	461,305
71,814	Franklin FTSE Canada ETF(a)	3,260,549
122,989	Franklin FTSE China ETF	3,198,943
120,789	Franklin FTSE Germany ETF(d)	3,980,371
67,696	Franklin FTSE India ETF	2,524,384
205,539	Franklin FTSE Japan ETF(a)	7,103,427
69,765	Franklin FTSE Russia ETF(a),(b),(c),(d),(e),(f)	698
34,927	Franklin FTSE South Korea ETF(a)	942,680
64,924	Franklin FTSE Switzerland ETF	2,489,887
36,995	Franklin FTSE Taiwan ETF	2,172,716
145,335	Franklin FTSE United Kingdom ETF	4,695,773
42,968	iShares China Large-Cap ETF(a)	1,767,704
7,364	iShares MSCI Australia ETF	198,828
21,407	iShares MSCI Chile ETF(a)	705,575
3,750	iShares MSCI Denmark ETF(a)	408,845
60,604	iShares MSCI France ETF(a)	2,662,334
2,905	iShares MSCI Germany ETF(a)	120,877
61,070	iShares MSCI Hong Kong ETF	1,316,059
15,912	iShares MSCI Indonesia ETF(a)	279,256
48,387	iShares MSCI Italy ETF(a)	2,513,705
8,431	iShares MSCI Malaysia ETF(a)	218,532
28,184	iShares MSCI Mexico ETF(a)	1,922,431
21,245	iShares MSCI Netherlands ETF(a)	1,232,422
5,767	iShares MSCI Peru and Global Exposure ETF	354,671
2,997	iShares MSCI Philippines ETF	74,445
4,191	iShares MSCI Saudi Arabia ETF(a)	170,071
52,816	iShares MSCI Singapore ETF(a)	1,496,805
21,669	iShares MSCI South Africa ETF	1,388,983
29,636	iShares MSCI South Korea ETF	2,373,844
55,897	iShares MSCI Spain ETF(a)	2,766,901
19,614	iShares MSCI Sweden ETF	925,781
8,030	iShares MSCI Taiwan ETF(a)	510,869
2,328	iShares MSCI Thailand ETF(a)	137,096

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4% (Continued)
	EQUITY - 98.1% (Continued)
5,760	JPMorgan BetaBuilders Canada ETF	$ 502,445
		56,648,915
	FIXED INCOME - 1.3%
15,311	JPMorgan International Bond Opportunities ETF	750,698

	TOTAL EXCHANGE-TRADED FUNDS (Cost $48,046,493)	57,399,613

	SHORT-TERM INVESTMENTS — 32.3%
	COLLATERAL FOR SECURITIES LOANED - 31.6%
18,231,390	Mount Vernon Liquid Assets Portfolio, 4.22%(c),(g)	18,231,390

	MONEY MARKET FUNDS - 0.7%
431,816	First American Treasury Obligations Fund, Class X, 4.02%(c)	431,816

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,663,206)	18,663,206

	TOTAL INVESTMENTS – 131.7% (Cost $66,709,699)	$ 76,062,819
	LIABILITIES IN EXCESS OF OTHER ASSETS - (31.7)%	(18,320,844)
	NET ASSETS - 100.0%	$ 57,741,975

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $17,869,392.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(f)	Restricted security.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2025 is $18,231,390.